CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Mar. 31, 2026
Critical Accounting Estimates and Judgements [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting year. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the year in which the estimate is revised and future years if the revision affects both current and future years. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Judgments, estimates and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements include warrants and fair value of share-based payments (note 8) and the fair value of financial instruments (note 14).

Ability to continue as a going concern

In order to assess whether it is appropriate for the Company to continue as a going concern, management is required to apply judgment and make estimates with respect to future cash flow projections.

In arriving at this judgment, there were a number of assumptions and estimates involved in calculating these future cash flow projections. This includes making estimates regarding the timing and amounts of future expenditures and the ability and timing of raising additional financing.
Share based payments

The fair value of share-based compensation expenses are estimated using the Black-Scholes option pricing model and rely on a number of estimates, such as the expected life of the option, the volatility of the underlying share price, the risk-free rate of return, and the estimated rate of forfeiture of options or warrants granted.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from management’s approved forecasts and are extrapolated beyond the explicit forecast period over a longer-term projection horizon, and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The determination of the Company’s CGUs is based on management’s judgment. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill and other intangibles with indefinite useful lives recognized by the Company. Future events could cause the assumptions used in the impairment review to change with a consequential adverse effect on the results of the Company.

Income taxes

The Company computed an income tax provision in accordance with the applicable income tax laws. However, actual amounts of income tax expense only become final upon filing and acceptance of the tax return by the relevant authorities, which occurs subsequent to the issuance of the consolidated financial statements. Additionally, estimation of income taxes includes evaluation the recoverability of deferred tax assets based on an assessment of the ability to use the underlying future tax deductions before they expire against future taxable income. The assessment is based upon existing tax laws and estimates of future taxable income. The income tax provision is based on estimates of full-year earnings by jurisdiction. The average annual effective income tax rates are re-estimated at the end of each reporting period. To the extent that estimates and forecasts differ from actual results, adjustments are recorded in subsequent periods.

The useful life and recoverability of long-lived assets:

Management estimates the useful life of long-lived assets based on the period during which the assets are expected to be available for use. The amounts and timing of recorded expenses for amortization and depreciation are affected by these estimated useful lives. The estimates are reviewed at least annually and are updated if expectations change as a result of technical or commercial obsolescence, and legal or other limits to use. It is possible that changes in these factors may cause significant changes in the estimated useful lives of the Company’s long-lived assets in the future.
The Company estimates the useful lives and selects methods used to allocate amortization and depreciation amounts of long-lived assets on a systematic basis. Technical obsolescence of intangible and tangible assets could significantly impact estimated residual useful lives and, in turn, carrying values being over or understated. The estimates of the useful lives of long-lived assets are reviewed on an annual basis. Amortization and depreciation are adjusted on a prospective basis, if and when required.

Fair value of convertible debentures
The Company measures the fair value of its convertible debentures at fair value through profit and loss using a discounted cash flow model for the debt component and Black Scholes pricing model with an embedded Monte Carlo simulation to calculate the conversions component fair value. Key assumptions used in the models include the risk free interest rate, stock volatility, and the price per Common Share, as well as certain unobservable inputs including forecasted price per Common Share and the five day average volume weighted average price ("VWAP'), expected timing and amount of conversions that will occur over the course of the convertible debentures' maturity. Changes to these inputs and assumptions could have a significant impact on the measurement of the convertible debentures.